Valuation And Qualifying Accounts Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
MYLAN INC. AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

Description	Beginning Balance	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions	Ending Balance
Allowance for doubtful accounts:
Year ended December 31, 2012	$18,925	$7,921	$95	$(3,904)	$23,037
Year ended December 31, 2011	$23,900	$3,983	$370	$(9,328)	$18,925
Year ended December 31, 2010	$22,507	$3,505	$3,120	$(5,232)	$23,900
Valuation allowance for deferred tax assets:
Year ended December 31, 2012	$231,436	$23,996	$—	$(6,050)	$249,382
Year ended December 31, 2011	$232,147	$14,845	$—	$(15,556)	$231,436
Year ended December 31, 2010	$166,083	$66,064	$—	$—	$232,147